INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Current	¥ 1,436	$ 215	¥ 1,295	¥ 677
Deferred	0	0	0	0
Reversal of contingent tax liability	0		0	(39,060)
Income tax expense	¥ (1,436)	$ (215)	¥ (1,295)	¥ 38,383